LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 8 – LOSS PER SHARE

The following table presents the computations of basic and dilutive loss per share:

	Three months ending March 31,
	2015	2014

Net Income (Loss)	$(92,045)	$(79,995)

Net income (loss) per share:
Net income (loss) per share – basic and diluted	$(0.00)	$(0.00)

Weighted average common shares outstanding – basic and diluted	388,475,000	388,475,000

For the three months ended March 31, 2015 and 2014, the Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are equal.

NOTE 9 – LOSS PER SHARE

The following table presents the computations of basic and dilutive loss per share:

	2014	2013

Net Income (Loss)	$(322,548)	$(479,195)

Net income (loss) per share:
Net income (loss) per share – basic and diluted	$(0.00)	$(0.00)

Weighted average common shares outstanding – basic and diluted	388,475,000	345,487,945

For the year ended December 31, 2014 and 2013, the Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are equal.